Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of Adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Revenues:
China Mobility	147,939,618	133,645,113	160,520,747
International	1,974,723	2,333,113	3,622,366
Other Initiatives	4,871,787	5,757,926	9,684,269
Total segment revenues	154,786,128	141,736,152	173,827,382
Adjusted EBITA:
China Mobility	3,844,176	3,959,902	6,129,122
International	(3,152,253)	(3,533,836)	(5,787,976)
Other Initiatives	(3,456,163)	(8,806,771)	(19,514,226)
Total Adjusted EBITA	(2,764,240)	(8,380,705)	(19,173,080)
Share‑based compensation expenses	(3,140,016)	(3,413,292)	(24,654,583)
Amortization of intangible assets(i)	(2,109,121)	(1,993,945)	(1,824,762)
Impairment of goodwill and intangible assets (Note 15)	—	—	(2,789,321)
Total consolidated loss from operations	(8,013,377)	(13,787,942)	(48,441,746)
(i)	Amortization expenses in connection with business combinations were RMB2,093,941, RMB1,977,400 and RMB1,799,508 for the years ended December 31, 2019, 2020 and 2021, respectively.

Schedule of total depreciation expenses of property and equipment by segment

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

China Mobility	300,781	260,179	306,382
International	65,260	63,025	124,633
Other Initiatives	1,536,526	2,951,940	3,789,506
Total depreciation of property and equipment	1,902,567	3,275,144	4,220,521